Vanguard® S&P Mid-Cap 400 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (2.6%)
	Cable One Inc.	4,750	8,417
	New York Times Co. Class A	160,291	7,614
*	Ziff Davis Inc.	29,132	3,317
*	Iridium Communications Inc.	77,211	2,969
	TEGNA Inc.	84,824	1,675
	World Wrestling Entertainment Inc. Class A	25,101	1,239
*	Yelp Inc. Class A	33,800	1,159
*	TripAdvisor Inc.	34,902	902
			27,292
Consumer Discretionary (17.5%)
	Williams-Sonoma Inc.	72,059	14,040
*	Five Below Inc.	53,713	10,927
*	Deckers Outdoor Corp.	26,537	10,758
*	Crocs Inc.	59,846	9,816
*	RH	16,340	9,529
*	TopBuild Corp.	31,592	8,523
	Lithia Motors Inc. Class A	29,019	8,454
	Tempur Sealy International Inc.	188,490	8,075
*	YETI Holdings Inc.	83,877	7,730
	Churchill Downs Inc.	33,256	7,457
*	Mattel Inc.	334,754	7,100
*	Fox Factory Holding Corp.	40,389	7,099
	Service Corp. International	96,451	6,381
*	Helen of Troy Ltd.	23,118	5,560
	Texas Roadhouse Inc. Class A	66,990	5,556
*	GameStop Corp. Class A	28,052	5,504
	Wingstop Inc.	28,534	4,583
	Gentex Corp.	132,956	4,578
	Wyndham Hotels & Resorts Inc.	48,448	3,851
	Brunswick Corp.	40,888	3,840
	Papa John's International Inc.	31,217	3,806
*	Ollie's Bargain Outlet Holdings Inc.	58,249	3,605
	Wendy's Co.	170,984	3,519
*	Scientific Games Corp.	53,621	3,427
	Toll Brothers Inc.	48,953	3,107
	Polaris Inc.	25,678	2,871
*	Boyd Gaming Corp.	42,441	2,488
	Choice Hotels International Inc.	16,685	2,395
*	Victoria's Secret & Co.	40,342	2,190
*	Callaway Golf Co.	65,179	1,757
	Jack in the Box Inc.	20,794	1,718

		Shares	Market Value ($000)
	Travel + Leisure Co.	32,289	1,589
	Columbia Sportswear Co.	14,075	1,373
*	Visteon Corp.	12,870	1,363
*	Grand Canyon Education Inc.	16,026	1,161
*	Six Flags Entertainment Corp.	28,147	1,029
			186,759
Consumer Staples (2.5%)
*	Darling Ingredients Inc.	155,469	10,497
*	Boston Beer Co. Inc. Class A	9,006	4,063
	Casey's General Stores Inc.	13,499	2,623
*	Hain Celestial Group Inc.	55,961	2,206
	Flowers Foods Inc.	74,468	1,923
	Lancaster Colony Corp.	11,034	1,613
*	Grocery Outlet Holding Corp.	51,827	1,501
	Nu Skin Enterprises Inc. Class A	26,405	1,158
	Energizer Holdings Inc.	28,440	1,058
	Tootsie Roll Industries Inc.	6,890	217
			26,859
Energy (1.3%)
	Antero Midstream Corp.	311,514	3,025
*	CNX Resources Corp.	209,100	2,852
	Targa Resources Corp.	50,456	2,605
*	EQT Corp.	110,091	2,139
	Equitrans Midstream Corp.	175,518	1,689
*	ChampionX Corp.	79,380	1,620
			13,930
Financials (7.7%)
	FactSet Research Systems Inc.	36,241	16,981
	Interactive Brokers Group Inc. Class A	83,792	6,186
	Signature Bank	20,360	6,155
	Primerica Inc.	37,864	5,572
	SLM Corp.	293,384	5,216
	Kinsale Capital Group Inc.	20,567	4,278
	RenaissanceRe Holdings Ltd.	25,759	3,970
	First Financial Bankshares Inc.	78,688	3,928
*	Brighthouse Financial Inc.	79,744	3,876
	Commerce Bancshares Inc.	48,966	3,418
	Evercore Inc. Class A	23,969	3,324
	SEI Investments Co.	52,457	3,128
	Stifel Financial Corp.	42,225	2,998
	Glacier Bancorp Inc.	51,901	2,818
	RLI Corp.	22,526	2,315
	Essent Group Ltd.	53,671	2,232
	Umpqua Holdings Corp.	90,815	1,731
	PacWest Bancorp	31,465	1,408
*,1	PROG Holdings Inc.	29,311	1,323
	Federated Hermes Inc. Class B	38,324	1,292
			82,149
Health Care (14.7%)
*	Repligen Corp.	49,045	14,051
*	Masimo Corp.	48,588	13,513
*	Syneos Health Inc.	99,263	9,644
*	Molina Healthcare Inc.	30,251	8,627
*	Penumbra Inc.	32,986	8,103
*	Neurocrine Biosciences Inc.	90,789	7,558
*	Jazz Pharmaceuticals plc	58,660	7,032
	Chemed Corp.	15,089	7,024

		Shares	Market Value ($000)
*	Arrowhead Pharmaceuticals Inc.	100,014	7,006
*	Medpace Holdings Inc.	27,488	5,701
*	Quidel Corp.	36,344	5,363
*	Exelixis Inc.	302,226	5,074
*	Tandem Diabetes Care Inc.	37,487	4,818
*	Globus Medical Inc. Class A	75,109	4,703
*	Halozyme Therapeutics Inc.	136,533	4,489
*	HealthEquity Inc.	79,993	4,374
*	Amedisys Inc.	31,304	4,372
*	STAAR Surgical Co.	45,466	4,328
	Hill-Rom Holdings Inc.	26,516	4,123
*	LHC Group Inc.	30,381	3,485
*	United Therapeutics Corp.	18,087	3,428
	Encompass Health Corp.	53,452	3,080
*	R1 RCM Inc.	128,409	3,059
*	Neogen Corp.	61,858	2,482
*	Integra LifeSciences Holdings Corp.	34,884	2,231
*	ICU Medical Inc.	9,754	2,207
*	Acadia Healthcare Co. Inc.	32,758	1,840
*	Option Care Health Inc.	71,742	1,816
*	Progyny Inc.	33,016	1,676
*	Haemonetics Corp.	26,892	1,378
*	Nektar Therapeutics	66,917	754
			157,339
Industrials (21.0%)
*	Trex Co. Inc.	110,644	14,690
	Graco Inc.	162,815	11,868
*	Axon Enterprise Inc.	63,001	10,634
	Toro Co.	102,698	10,327
	Tetra Tech Inc.	51,869	9,579
	Knight-Swift Transportation Holdings Inc. Class A	159,217	9,115
*	Sunrun Inc.	197,551	9,095
*	Saia Inc.	25,263	8,367
	Nordson Corp.	32,670	8,304
	Lincoln Electric Holdings Inc.	56,969	7,689
*	Builders FirstSource Inc.	97,396	6,763
	Carlisle Cos. Inc.	28,998	6,530
*	IAA Inc.	129,310	6,246
*	ASGN Inc.	50,745	6,175
	Hubbell Inc. Class B	31,300	6,125
	Lennox International Inc.	19,352	5,980
	Watsco Inc.	19,609	5,740
*	Middleby Corp.	32,550	5,686
	Regal Rexnord Corp.	32,504	5,139
	MSA Safety Inc.	34,962	5,011
	Simpson Manufacturing Co. Inc.	41,672	4,807
*	FTI Consulting Inc.	32,883	4,804
*	GXO Logistics Inc.	49,174	4,723
	Timken Co.	66,579	4,383
	Insperity Inc.	34,440	3,986
	Landstar System Inc.	23,133	3,899
*	XPO Logistics Inc.	49,177	3,562
	ITT Inc.	37,168	3,515
	Donaldson Co. Inc.	60,235	3,399
	Woodward Inc.	31,730	3,357
	AGCO Corp.	24,907	2,745
*	Mercury Systems Inc.	53,881	2,638
*	CACI International Inc. Class A	9,714	2,520

		Shares	Market Value ($000)
	Valmont Industries Inc.	8,344	1,995
*	Stericycle Inc.	34,367	1,942
*	Clean Harbors Inc.	18,724	1,899
	Curtiss-Wright Corp.	14,513	1,826
	Science Applications International Corp.	21,684	1,819
	MSC Industrial Direct Co. Inc. Class A	22,540	1,774
	EnerSys	19,974	1,480
	Werner Enterprises Inc.	27,242	1,229
	Brink's Co.	18,124	1,109
	Terex Corp.	25,399	1,076
			223,550
Information Technology (20.8%)
*	SolarEdge Technologies Inc.	50,140	16,434
*	Wolfspeed Inc.	110,769	13,582
	Cognex Corp.	169,506	13,094
*	Lattice Semiconductor Corp.	130,825	9,934
*	First Solar Inc.	94,849	9,826
*	Fair Isaac Corp.	27,231	9,616
*	Paylocity Holding Corp.	37,711	9,516
*	Manhattan Associates Inc.	60,818	9,497
	MKS Instruments Inc.	53,191	8,094
	Azenta Inc.	71,270	8,061
	Littelfuse Inc.	23,614	7,048
*	Aspen Technology Inc.	44,951	6,519
*	Lumentum Holdings Inc.	72,810	6,318
*	II-VI Inc.	100,614	6,291
	Universal Display Corp.	41,583	5,948
*	Semtech Corp.	62,280	5,336
	Genpact Ltd.	101,059	4,878
*	Mimecast Ltd.	58,649	4,751
*	Sailpoint Technologies Holdings Inc.	89,168	4,689
*	Synaptics Inc.	16,208	4,575
*	Silicon Laboratories Inc.	22,986	4,511
*	Digital Turbine Inc.	83,886	4,451
*	Qualys Inc.	32,130	4,186
	CMC Materials Inc.	28,033	3,723
*	Ciena Corp.	54,936	3,309
	Concentrix Corp.	19,715	3,273
*	WEX Inc.	24,925	3,151
*	SiTime Corp.	10,253	3,060
	Maximus Inc.	36,561	2,759
*	Cerence Inc.	36,460	2,741
*	Envestnet Inc.	32,424	2,486
	National Instruments Corp.	57,406	2,384
*	SunPower Corp.	79,994	2,292
	CDK Global Inc.	58,408	2,257
*	Coherent Inc.	8,001	2,072
*	Cirrus Logic Inc.	23,757	1,905
*	ACI Worldwide Inc.	60,862	1,774
*	Teradata Corp.	38,724	1,681
*	LiveRamp Holdings Inc.	34,526	1,620
*	Blackbaud Inc.	18,129	1,368
*	CommVault Systems Inc.	21,558	1,356
*	Sabre Corp.	111,341	838
	Amkor Technology Inc.	28,911	623
*	Consensus Cloud Solutions Inc.	1	—
			221,827

		Shares	Market Value ($000)
Materials (4.9%)
*	Cleveland-Cliffs Inc.	436,234	8,877
	RPM International Inc.	77,180	7,026
	Scotts Miracle-Gro Co.	39,076	5,662
	AptarGroup Inc.	38,596	4,616
	Eagle Materials Inc.	24,909	3,841
	Royal Gold Inc.	36,500	3,651
	Valvoline Inc.	104,039	3,545
	Louisiana-Pacific Corp.	50,242	3,283
	Chemours Co.	71,308	2,118
	Ashland Global Holdings Inc.	19,506	1,971
	Sensient Technologies Corp.	19,412	1,889
	Silgan Holdings Inc.	35,384	1,467
*	Ingevity Corp.	18,561	1,335
	Worthington Industries Inc.	18,476	887
	NewMarket Corp.	2,637	874
	Compass Minerals International Inc.	15,642	761
			51,803
Real Estate (6.2%)
	CyrusOne Inc.	118,972	10,591
	Camden Property Trust	45,344	7,491
	Rexford Industrial Realty Inc.	77,955	5,463
	Life Storage Inc.	39,064	5,162
	Medical Properties Trust Inc.	222,888	4,745
	CoreSite Realty Corp.	27,140	4,642
	EastGroup Properties Inc.	22,479	4,579
	Lamar Advertising Co. Class A	41,615	4,547
	First Industrial Realty Trust Inc.	63,176	3,817
	National Storage Affiliates Trust	47,725	2,929
	STORE Capital Corp.	86,798	2,859
	American Campus Communities Inc.	52,053	2,693
	Rayonier Inc.	54,234	2,048
	Healthcare Realty Trust Inc.	55,835	1,749
	PS Business Parks Inc.	8,867	1,554
	PotlatchDeltic Corp.	24,411	1,322
			66,191
Utilities (0.6%)
	Essential Utilities Inc.	107,261	5,070
	PNM Resources Inc.	32,097	1,581
			6,651
Total Common Stocks (Cost $832,097)			1,064,350

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $3,935)	0.077%	39,355	3,935
Total Investments (100.1%) (Cost $836,032)				1,068,285
Other Assets and Liabilities—Net (-0.1%)				(1,495)
Net Assets (100%)				1,066,790
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $767,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $816,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2021	8	2,165	(89)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.